BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

5.   BUSINESS COMBINATIONS

On May 4, 2017, the Group acquired a 79.17% equity interest in Chengdu Yidanshi Food Co. Ltd (“YDS”), and YDS became a subsidiary of the Group. On March 14, 2018, the Group acquired the remaining non-controlling interest of YDS and became the sole shareholder of YDS for a total cash consideration of RMB845. The acquisition of the non-controlling interest by the Group was accounted for as an equity transaction.

On December 2, 2019, the Group disposed all of their equity interests in YDS and recognized a gain on disposal of its subsidiary of RMB4,040 which was recorded in “Other income” in the consolidated statement of comprehensive loss.

5.   BUSINESS COMBINATIONS (CONTINUED)

During the year ended December 31, 2018, the Group completed an acquisition of a convenience store operation to complement its existing businesses and achieve synergies in its former Store+ reportable segment. The purchase consideration was not significant. Results of the acquired business have been included in the Group’s consolidated financial statements since the acquisition date. Goodwill recognized in 2018 represents the expected synergies from integrating the convenience store operations and is not tax deductible.

During the year ended December 31, 2019 and 2020, the Group completed multiple acquisitions of global logistics service operations to complement its existing businesses and achieve synergies in southeast Asia. The purchase consideration was not significant. Results of the acquired business have been included in the Group’s consolidated financial statements since the acquisition date. Goodwill recognized in 2019 and 2020 represents the expected synergies from integrating the global logistics service and is not tax deductible.

The actual results of operations after the acquisition date and pro-forma results of operations for these acquisitions have not been presented because the effects of these acquisitions were insignificant.